Note 20 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Lease, Expense	$ 65,418	$ 53,906
Minority Shareholders of Subsidiaries [Member]
Operating Lease, Expense	$ 8,497	4,555
Lessee, Operating Lease, Term of Contract (Year)	10 years
Financing Receivable, after Allowance for Credit Loss	$ 5,397	$ 6,554
Minority Shareholders of Subsidiaries [Member] | Minimum [Member]
Debt Instrument, Term (Year)	5 years
Minority Shareholders of Subsidiaries [Member] | Maximum [Member]
Debt Instrument, Term (Year)	10 years